Other Current Assets and Accrued Income - Summary of Other Current Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid general and administrative expenses	SFr 2,409	SFr 2,492
Prepaid clinical and technical development expenses	486	1,590
VAT, interest and tax-related receivables	321	801
Total	SFr 3,216	SFr 4,883